Note 4 - Inventories (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31, 2011	September 30, 2012
Bunkers	1,325,541	1,182,874
Lubricants	1,090,567	1,431,900
Total	2,416,108	2,614,774